Future maturities of Long-term and other debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
2017	$ 8,796
2018	133,306
2019	456,945
2020	6,825
2021	3,430
Thereafter	342
Total	$ 609,644	$ 602,089